Provisions - Summary of Provisions for Termination Benefits (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Disclosure of other provisions [line items]
Additions	$ 1,230
Amounts used during the period	(296)
Pension, Reversals	(330)
OCI	(739)
Ending balance	5,007
Restated [member]
Disclosure of other provisions [line items]
Beginning balance	5,141
Pension [member]
Disclosure of other provisions [line items]
Pension, Additions	299
OCI	(699)
Ending balance	3,610
Pension [member] | Restated [member]
Disclosure of other provisions [line items]
Beginning balance	4,010
Loss on Contract [member]
Disclosure of other provisions [line items]
Loss on contract, Additions	0
Loss on contract, Amounts used during the period	0
Loss on contract, Ending balance	0
Employee Litigation and Severance [member]
Disclosure of other provisions [line items]
Employee litigation and severance, Additions	30
Employee litigation and severance, Amounts used during the period	(101)
Employee litigation and severance, Reversals	(84)
Employee litigation and severance, OCI	(15)
Employee litigation and severance, Ending balance	391
Employee Litigation and Severance [member] | Restated [member]
Disclosure of other provisions [line items]
Employee litigation and severance, Beginning balance	560
Commercial litigation [member]
Disclosure of other provisions [line items]
Additions	900
Pension, Reversals	(400)
Commercial litigation, Additions	901
Commercial litigation, Amounts used during the period	(194)
Commercial litigation, Reversals	(246)
Commercial litigation, OCI	(25)
Commercial litigation, Ending balance	1,006
Commercial litigation [member] | Restated [member]
Disclosure of other provisions [line items]
Commercial litigation, Beginning balance	$ 571